INTEREST RATE SWAP INSTRUMENTS (Details) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Apr. 23, 2008	Apr. 20, 2007
Derivative [Line Items]
Notional amount of interest rate cash flow hedge derivatives		$ 25,000	$ 50,000
Cash flow hedge loss reclassified to interest expense	$ 771
LIBOR Rate [Member]
Derivative [Line Items]
Basis Spread on Variable Rate		3.10%	4.995%